Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 467,147	$ 1,123,507
Less: unamortized deferred financing fees	(4,165)	(11,890)
Less: current portion	0	(8,304)
Long-term debt—less current portion and unamortized deferred financing fees	462,982	1,103,313
Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	467,147	808,507
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		315,000
Less: unamortized deferred financing fees		(2,800)
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross
Less: unamortized deferred financing fees	$ (800)	$ (900)